Employee Benefit Plans	12 Months Ended
Dec. 31, 2011
Employee Benefit Plans
NOTE 21	Employee Benefit Plans

The Company provides benefits to its employees by offering employees participation in certain defined contribution plans. The employee benefit plans through which TSYS provided benefits to its employees during 2011 are described as follows:

TSYS RETIREMENT SAVINGS PLAN:    Beginning in 2010, all qualified plans maintained by TSYS were combined into a single plan, the Retirement Savings Plan, which is designed to reward all team members of TSYS U.S.—based companies with a uniform employer contribution. The terms of the plan provide for the Company to match 100% of the employee contribution up to 4% of eligible compensation. The Company can make discretionary contributions up to another 4% based upon business conditions.

MONEY PURCHASE PLAN:    During 2009, the Company’s employees were eligible to participate in the Total System Services, Inc. Money Purchase Pension Plan, a defined contribution pension plan. The terms of the plan provide for the Company to make annual contributions to the plan equal to 7% of participant compensation, as defined.

401(K) PLAN:    During 2009, the Company’s employees were eligible to participate in the TSYS 401(k) Plan. The terms of the plan allow employees to contribute eligible pretax compensation with a discretionary company contribution up to a maximum of 7% of participant compensation, as defined, based upon the Company’s attainment of certain financial goals.

The Company’s contributions to the plans charged to expense for the years ended December 31 are as follows:

(in thousands)	2011	2010	2009
TSYS Retirement Savings Plan	$15,951	15,430	—
Money Purchase Plan	—	—	19,307
401(k) Plan	—	—	306

STOCK PURCHASE PLAN:    The Company maintains stock purchase plans for employees and directors. Prior to July 2009, the Company made contributions equal to one-half of employee and director voluntary contributions. Beginning in July 2009, the Company changed its contribution to 15% of employee and director voluntary contributions. The funds are used to purchase presently issued and outstanding shares of TSYS common stock on the open market at fair value for the benefit of participants. The Director Stock Purchase Plan was terminated on November 30, 2011. The Company’s contributions to these plans charged to expense for the years ended December 31 are as follows:

(in thousands)
2011	$1,177
2010	1,260
2009	3,764

POSTRETIREMENT MEDICAL BENEFITS PLAN:    TSYS provides certain medical benefits to qualified retirees through a postretirement medical benefits plan, which is immaterial to the Company’s consolidated financial statements. The measurement of the benefit expense and accrual of benefit costs associated with the plan do not reflect the effects of the 2003 Medicare Act. Additionally, the benefit expense and accrued benefit cost associated with the plan, as well as any potential impact of the effects of the 2003 Medicare Act, are not significant to the Company’s consolidated financial statements.